Consolidated statements of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of other comprehensive income
Net revenue	R$ 2,187,710	R$ 1,444,380	R$ 956,519
Costs of services provided	(1,425,219)	(935,732)	(600,866)
Gross profit	762,491	508,648	355,653
Selling expenses	(163,871)	(89,654)	(65,093)
General and administrative expenses	(315,915)	(151,681)	(81,161)
Research and technological innovation expenses	0	(4)	(3,462)
Impairment loss on trade receivables and contract assets	(329)	(497)	(196)
Other income (expenses) net	(8,458)	(22,206)	2,503
Operating expenses net	(488,573)	(264,042)	(147,409)
Operating profit before financial income and tax	273,918	244,606	208,244
Finance income	172,996	69,816	47,808
Finance cost	(246,642)	(104,048)	(63,261)
Net finance costs	(73,646)	(34,232)	(15,453)
Profit before income tax	200,272	210,374	192,791
Income tax expense
Current	(69,873)	(95,375)	(66,912)
Deferred	(4,483)	10,958	1,775
Net profit for the year	125,916	125,957	127,654
Income attributable to:
Controlling shareholders	125,916	125,957	127,654
Net profit for the year	R$ 125,916	R$ 125,957	R$ 127,654
Earnings per share
Earnings per share – basic (in R$)	R$ 0.95	R$ 1.03	R$ 1.06
Earnings per share – diluted (in R$)	R$ 0.93	R$ 1.01	R$ 1.04